Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

The accounting policies applied for the six months ended June 30, 2024 and 2023 are consistent with those of the audited consolidated financial statements for the years ended December 31, 2023 and 2022, as described in those audited consolidated financial statements, except for the adoption of new and amended International Financial Reporting Standards (“IFRS”) effective for the year ending December 31, 2023 which are relevant to the preparation of the June 30, 2024 and 2023 interim condensed consolidated financial statements.

On September 25, 2024, the interim condensed consolidated financial statements were approved by the board of directors and authorized for issuance.

2.1	Basis of presentation

The accompanying interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. These statements should be read in conjunction with the audited consolidated financial statements for the years ended December 31, 2023, 2022 and 2021, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The interim condensed consolidated financial statements have been prepared on a historical cost basis. In the opinion of management, all adjustments necessary for a fair presentation have been included in the accompanying unaudited condensed consolidated financial statements. The results of operations for the six months ended June 30, 2024 are not necessarily indicative of the results that may be expected for the full year ended December 31, 2024.

All amounts are presented in United States dollars (“USD”) and have been rounded to the nearest USD.

In addition, the accompanying condensed consolidated interim financial statements are presented on the basis that the Company is a going concern. The going concern assumption contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

2.2	Basis of consolidation

The consolidated statements of profit or loss and other comprehensive loss, statements of changes in equity and statements of cash flows of the Company for the relevant periods include the results and cash flows of all companies now comprising the Company from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the controlling shareholders, wherever the period is shorter.

The interim condensed consolidated balance sheet of the Company as of June 30, 2024 has been prepared to present the assets and liabilities of the subsidiaries under the historical cost convention.

Equity interests in subsidiaries held by parties other than the controlling shareholders are presented as non-controlling interests in equity.

All intra-group and inter-company transactions and balances have been eliminated on consolidation.

2.3	Segment reporting

IAS 14 Segment Reporting requires reporting of financial information by business or geographical area. It requires disclosures for ‘primary’ and ‘secondary’ segment reporting formats, with the primary format based on whether the entity’s risks and returns are affected predominantly by the products and services it produces or by the fact that it operates in different geographical areas.

The entity’s reportable segments are its business and geographical segments for which a majority of their revenue is earned from sales to external customers and for which:

●	revenue from sales to external customers and from transactions with other segments is 10% or more of the total revenue, external and internal, of all segments; or

●	segment result, whether profit or loss, is 10% or more the combined result of all segments in profit or the combined result of all segments in loss, whichever is greater in absolute amount; or

●	assets are 10% or more of the total assets of all segments.

Segments deemed too small for separate reporting may be combined with each other, if related, but they may not be combined with other significant segments for which information is reported internally. Alternatively, they may be separately reported. If neither combined nor separately reported, they must be included as an unallocated reconciling item.

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following four segments and geographical segmental data as shown in Note 22:

(i)	Secured logistics;

(ii)	AI&Robotics solution business;

(iii)	General security solutions; and

(iv)	Corporate and others

The Corporate and others segment covers the non-operating activities supporting the Company. It comprises the Company’s holdings and treasury organization, including its headquarter and central functions. All listing related expenses are included in the Corporate and others segment. This segment is an administrative-operating segment rather than a revenue-generating operating segment.

The Company completed the divestiture with Handshake on February 6, 2024. The business of Handshake represented the entirety of the Company’s information security operating segment through February 6, 2024, which is excluded from the Company’s segment reporting.

2.4	Business combinations

The Company accounts for business combinations using the acquisition method when control is transferred to the Company, other than those between and among entities under common control. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on the bargain purchase is recognized in the statement of profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

2.5	Critical accounting estimate and judgements

The preparation of the consolidated financial statements.in conformity with IFRS requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

In preparing the interim condensed consolidated financial statements, the significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended December 31, 2023.

2.6	Foreign currency translation

The presentational currency of the Company is the USD. The functional currency of Guardforce, AI Holdings, AI Robots, Horizon Dragon, Southern Ambition, AI Robotics, AI US, AI Macau, AI Singapore, AI Malaysia, AI Hong Kong, AI Thailand, GF Cash (CIT), AI R&I, InnoAI, AI Shenzhen, Shenzhen GFAI, Guangzhou GFAI and Beijing Wanjia is the local currency where these companies operate. The functional currency of AI Korea, AI Australia, AI Canada, AI Vietnam, AI Japan, and AI Dubai is USD.

The currency exchange rates and the entities that significantly impact our business are shown in the following table:

	Period End Rate		Average Rate
	June 30,	December 31,	For the six months ended June 30,
	2024	2023	2024	2023
Thai Baht (GF Cash (CIT), AI R&I)	0.0271	0.0292	0.0275	0.0293
Hong Kong Dollar (AI Hong Kong)	0.1281	0.1282	0.1279	0.1282
Chinese Renminbi (Beijing Wanjia)	0.1376	0.1409	0.1386	0.1444

2.7	Financial risk management

2.7.1	Financial risk factors

The Company’s activities expose it to a variety of financial risks: foreign exchange risk, interest rate risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

The interim condensed consolidated financial statements do not include all financial risk management information and disclosures required in the audited financial statements and should be read in conjunction with the Company’s audited consolidated financial statements as of December 31, 2023 and 2022.

2.7.2	Liquidity risk

Prudent liquidity management implies maintaining sufficient cash and cash equivalents and the availability of funding through an adequate amount of committed credit facilities.

The Company’s primary cash requirements are for operating expenses. The Company mainly finances its working capital requirements from cash generated from funds raised from the public offerings, operations, proceeds from the exercise of warrants, bank borrowings and finance leases.

The Company’s policy is to regularly monitor current and expected liquidity requirements to ensure it maintains sufficient cash and cash equivalents and an adequate amount of committed credit facilities to meet its liquidity requirements in the short and long term.

At the reporting date, the contractual undiscounted cash flows of the Company’s current financial liabilities approximate their respective carrying amounts due to their short maturities.

2.7.3	Capital risk management

The Company’s objectives on managing capital are to safeguard the Company’s ability to continue as a going concern and support the sustainable growth of the Company in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders’ value in the long term.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, return of capital to shareholders, issue new shares or sell assets to reduce debt.

2.7.4	Impact of COVID-19

The COVID-19 pandemic has developed since 2020, causing severe impact to the Company’s financial performance. Until the beginning of 2023, when governments of the countries where the Company is operating lifted most of the social distancing measures and other restrictions, the Company’s business has gradually recovered and the Company has resumed normal business operations in 2024.

2.8	Inventories

Inventories solely consist of security equipment and are stated at the lower of cost, determined on a weighted average basis, or net realizable value (Note 5). Net realizable value is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs necessary to make the sale. When inventory is sold, their carrying amount is charged to expense in the period in which the revenue is recognized. Write-downs for declines in net realizable value or for losses of inventories are recognized as an expense in the period the impairment or loss occurs. The Company recorded an allowance for slow-moving or obsolete robots’ inventories of $nil and $3,090,283 for the six months ended June 30, 2024 and 2023, respectively.

During the six months ended June 30, 2024, no inventories were purchased from related parties. And during the six months ended June 30, 2023, all inventories were purchased from the related parties (Note 21).

2.9	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

The Company recognizes the contractual right to receive money or products from related parties as amounts due from related parties. For those that the contractual maturity date is less than one year, the Company records as current assets.

2.10	Assets under construction

Assets under construction are stated at cost less impairment losses, if any. Cost comprises direct costs of construction as well as interest expense and exchange differences capitalized during the periods of construction and installation. Capitalization of these costs ceases and the construction in progress is transferred to property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. No depreciation is provided for assets under construction until they are completed and ready for intended use.

2. 11	Goodwill

Following initial recognition, goodwill is stated at cost less any accumulated impairment losses. Goodwill is reviewed for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

At the acquisition date, any goodwill acquired is allocated to the cash-generating units (CGU) which are expected to benefit from the combination’s synergies. Impairment is determined by assessing the recoverable amount of the CGU to which the goodwill related. Where the recoverable amount of the CGU is less than the carrying amount, an impairment loss is recognized. Where goodwill forms part of a CGU and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of In these circumstances is measured on the basis of the relative values of the operation disposed of and the portion of the CGU retained.

The Company recorded impairment loss of $30,467 and $1,263,040 for the six months ended June 30, 2024 and 2023, respectively.

2.12	Impairment of long-lived assets

At the end of each reporting period, the Company reviews the carrying amounts of its long-lived assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. For the six months ended June 30, 2024 and 2023, an impairment loss on the robots’ assets of $ nil and $1,591,766 was recognized, respectively when the carrying amount was greater than the value in use. Management estimated the value in use by estimating the expected cash flows from the cash-generating unit as well as a suitable discount rate in order to calculate the present value of those cash flows. The basis of impairment is determined based on the result of assessment.

2.13	Offsetting Assets and Liabilities

During the six months ended June 30, 2024, the Company engages in offsetting arrangements for certain financial assets and financial liabilities. These arrangements primarily involve the offsetting of related party receivables and related party payables. The Company has established legally enforceable rights to offset financial assets and financial liabilities subject to offsetting arrangements. These rights may arise from agreements, netting arrangements, or a combination of legal and contractual rights.

2.14	Revenue from contracts with customers

The Company generates its revenue primarily from four service lines: (1) Secured logistics; (2) AI&Robotics solution business; (3) Information security; and (4) General security solutions.

Each service line primarily renders the following services:

(1)	Secure logistics

(i)	Cash-In-Transit – Non Dedicated Vehicle (CIT Non-DV); (ii) Cash-In-Transit – Dedicated Vehicle (CIT DV); (iii) ATM management; (iv) Cash Processing (CPC); (v) Cash Center Operations (CCT); (vi) Consolidate Cash Center (CCC); (vii) Express Cash; (viii) Coin Processing Service; and (ix) Cash Deposit Management Solutions

(2)	AI&Robotics solution business

(i)	Sale of robots and (ii) Rental of robots

(3)	Information security – the Company generates this revenue from Handshake. After the completion of the decoupling with Handshake on February 6, 2024, the Company was no longer generating any revenues from this service line. For the six months ended June 30, 2024 and 2023, revenue and results of operations derived from this service line were presented as discontinued operations on the consolidated statements of profit or loss.

(i)	Penetration test; (ii) PCI ASVScan and (iii) Rapid7 Sales

(4)	General security solutions

(i)	Installation of fire alarm security systems; (ii) Sale of security equipment

The Company recognizes revenue at a point in time as products are delivered and services are performed. Consultancy fees typically covers a period of time, the revenue is recognized on a ratable basis over the contract term. The Company applies the following five-step model in order to determine the amount:

●	To identify the contract or quotation with the agreed service price.

●	To evaluate the services engaged in the customer’s contract and identify the related performance obligations.

●	To consider the contract terms and commonly accepted practices in the business to determine the transaction price. The transaction price is the consideration that the Company expects to be entitled for delivering the services engaged with the customer. The consideration engaged in a customer’s contract is generally a fixed amount.

●	To allocate the transaction price, if necessary, to each performance obligation (to each good or service that is different) for an amount that represents the part of the benefit that the Company expects to receive in exchange for the right of delivering the services engaged with the customer.

●	To recognize revenue when the Company satisfies the performance obligation through the rendering of services engaged.

All of the conditions mentioned above are accomplished normally when the services are rendered to the customer and this moment is considered a point in time. The reported revenue reflects services delivered at the contract or agreed-upon price.

Revenue is recognized when the related performance obligation is satisfied.

Disaggregation information of revenue by service type which was recognized based on the nature of performance obligation disclosed above is as follows:

	For the six months ended June 30,
	2024	Percentage of Total	2023	Percentage of Total
Service Type	$	Revenue	$	Revenue
	(Unaudited)		(Unaudited)
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$6,016,286	34.2%	$5,988,087	33.3%
Cash-In-Transit – Dedicated Vehicle to Banks (CIT DV)	1,765,869	10.1%	1,961,464	10.9%
ATM Management	3,293,725	18.7%	3,895,708	21.6%
Cash Processing (CPC)	1,710,792	9.7%	1,613,933	9.0%
Cash Center Operations (CCT)	857,109	4.9%	958,760	5.3%
Consolidate Cash Center (CCC)	276,137	1.6%	395,105	2.2%
Others **	-	-%	4,332	0.0%
Cash Deposit Management Solutions (GDM)	1,842,026	10.5%	1,125,767	6.3%
AI&Robotics solution	131,142	0.8%	440,229	2.4%
General security solutions	1,673,758	9.5%	1,622,218	9.0%
Total	$17,566,844	100.0%	$18,005,603	100.0%

**	Others include primarily revenue from express cash and coin processing services.

During the six months ended June 30, 2023, all revenue were generated from third parties.

During the six months ended June 30, 2024, revenue amounting to $17,562,192 were generated from third parties; and $4,652 were generated from a related party (Note 21).

2.15	Cost of sales

Cost of sales consists primarily of internal labor costs and related benefits, and other overhead costs that are directly attributable to services provided.

2.16	New and amended accounting standards

All new standards and amendments that are effective for annual reporting period commencing January 1, 2024 have been applied by the Company for the six months ended June 30, 2024. The adoption of these new and amended standards did not have material impact on the interim condensed consolidated financial statements of the Company. A number of new standards and amendments to standards have not come into effect for the year beginning January 1, 2024, and they have not been early adopted by the Company in preparing these interim condensed consolidated financial statements. None of these new standards and amendments to standards is expected to have a significant effect on the interim condensed consolidated financial statements of the Company.